INVESTMENT IN LEASED VESSEL, NET (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The following table lists the components of our investment in leased vessel, net and the maturity profile of the undiscounted lease receivables:

Year ending December 31, (in thousands of $)
2021	18,250
2022	18,250
2023	18,250
2024	18,300
2025 and thereafter	171,050
Total minimum lease receivable	244,100
Unguaranteed residual value	16,000
Gross investment in sales-type lease	260,100
Less: unearned interest income	(148,271)
Expected credit loss allowance	(43)
Investment in leased vessel, net	111,786
Less: current portion of investment in leased vessel, net	(2,570)
Non-current portion of investment in leased vessel, net	109,216